Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	15,000,000	15,000,000	15,000,000
Common Stock, Shares, Issued	9,695,248	1,680,248
Common Stock, Shares, Outstanding	9,695,248	1,680,248	1,590,576